INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Deferred Tax Assets
Inventory	$ 25	$ 25
Reserves	30	39
Long lived intangible assets	16	31
Net operating loss carry-forwards	39	49
Tax credits	39	21
Other, net	44	40
Deferred tax assets	193	205
Less valuation allowance	(44)	(48)
Net deferred tax assets	149	157
Deferred Tax Liabilities
Property and equipment	(16)	(16)
Deferred sales of vacation ownership interests	(210)	(277)
Deferred tax liabilities	(226)	(293)
Total net deferred tax liabilities	$ (77)	$ (136)